FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Total financial assets	$ 7,004	$ 7,068
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	3,197	3,085
Total financial liabilities	58,228	62,406
Level 3
Financial assets
Total financial assets	1,918	2,060	$ 1,682
Disclosure of financial liabilities [abstract]
Total financial liabilities	922	859	$ 863
Fair value
Financial assets
Securities - FVTPL	2,110	2,200
Securities - FVTOCI	68	108
Derivative assets	224	144
Total financial assets	2,402	2,452
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	922	859
Derivative liabilities	265	498
Total financial liabilities	1,187	1,357
Fair value | Level 1
Financial assets
Securities - FVTPL	10	17
Securities - FVTOCI	43	13
Derivative assets	0	0
Total financial assets	53	30
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	218	218
Securities - FVTOCI	0	0
Derivative assets	213	144
Total financial assets	431	362
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	265	498
Total financial liabilities	265	498
Fair value | Level 3
Financial assets
Securities - FVTPL	1,882	1,965
Securities - FVTOCI	25	95
Derivative assets	11	0
Total financial assets	1,918	2,060
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	922	859
Derivative liabilities	0	0
Total financial liabilities	$ 922	$ 859